Share Capital (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 05, 2022
Share Capital (Details) [Line Items]
Authorized capital (in Dollars)		$ 25,000
Shares of ordinary shares		245,000,000
Ordinary shares par value (in Dollars per share)		$ 0.0001
Issued capital (in Dollars)	$ 7,846	$ 7,136
Issued capital (in Dollars)	$ 7,846
Shares outstanding ordinary shares	78,465,883
Outstanding percentage	88.40%
Warrant outstandng	10,025,081
Gross cash (in Dollars)	$ 50,000,000
PIPE Investors (in Dollars)	$ 30,300,000
Preferred shareholders percentage	80.00%
Purchase of ordinary shares			2,814,895
Gorilla [Member]
Share Capital (Details) [Line Items]
Ordinary shares par value (in Dollars per share)	$ 10.6
Koh Sih-Ping [Member]
Share Capital (Details) [Line Items]
Purchase of ordinary shares			281,490
Preference Shares [Member]
Share Capital (Details) [Line Items]
Shares of ordinary shares		0.001
Issued capital (in Dollars)		$ 24,500,000
Shares of preference shares		5,000,000
Preference shares par value (in Dollars per share)		$ 0.0001
Business Combination Agreement [Member]
Share Capital (Details) [Line Items]
Shares of ordinary shares	65,000,000
Conversion ratio	4.82
Preference shares converted	5,813,247
Converted into ordinary shares	6,627,412
Ordinary share for each share (in Dollars per share)	$ 4.82